Leases (Details) - Schedule of company’s non-cancelable operating leases $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Company SNon Cancelable Operating Leases Abstract
Remainder of 2023	$ 218
2024	404
2025	143
Gross lease payments	765
Less: imputed interest	(100)
Present value of net future minimum lease payments	$ 665